Quarterly Report
November 30, 2020
MFS®  Value Fund
EIF-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 6.5%
Honeywell International, Inc.	7,220,491	$1,472,402,525
Lockheed Martin Corp.	1,467,831	535,758,315
Northrop Grumman Corp.	3,461,125	1,046,159,642
Raytheon Technologies Corp.	5,011,489	359,423,991
		$3,413,744,473
Alcoholic Beverages – 1.4%
Diageo PLC	19,420,459	$743,855,907
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	1,091,963	$762,572,361
NASDAQ, Inc.	5,810,731	743,715,460
T. Rowe Price Group, Inc.	2,128,397	305,233,414
		$1,811,521,235
Business Services – 6.4%
Accenture PLC, “A”	5,528,524	$1,377,100,043
Equifax, Inc.	2,705,249	451,506,058
Fidelity National Information Services, Inc.	5,006,373	742,995,817
Fiserv, Inc. (a)	6,837,941	787,594,045
		$3,359,195,963
Cable TV – 3.3%
Comcast Corp., “A”	34,673,691	$1,742,006,236
Chemicals – 1.9%
PPG Industries, Inc.	6,751,691	$990,945,688
Construction – 3.7%
Masco Corp.	7,987,461	$428,687,032
Otis Worldwide Corp.	2,505,744	167,734,503
Sherwin-Williams Co.	893,137	667,736,015
Stanley Black & Decker, Inc.	3,620,408	667,277,399
		$1,931,434,949
Consumer Products – 1.6%
Colgate-Palmolive Co.	1,413,080	$121,016,171
Kimberly-Clark Corp.	3,318,354	462,279,896
Reckitt Benckiser Group PLC	2,754,229	241,751,382
		$825,047,449
Electrical Equipment – 1.1%
Johnson Controls International PLC	13,021,923	$599,529,335
Electronics – 5.2%
Analog Devices, Inc.	2,836,285	$394,470,518
Intel Corp.	9,013,930	435,823,515
NXP Semiconductors N.V.	3,521,902	557,939,715
Texas Instruments, Inc.	8,470,751	1,365,908,599
		$2,754,142,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.4%
ConocoPhillips	8,579,080	$339,388,405
EOG Resources, Inc.	4,505,632	211,224,028
Pioneer Natural Resources Co.	1,902,018	191,304,970
		$741,917,403
Energy - Integrated – 0.5%
Chevron Corp.	3,224,170	$281,083,141
Food & Beverages – 3.7%
Archer Daniels Midland Co.	6,283,050	$312,707,398
Danone S.A.	2,799,820	179,322,752
J.M. Smucker Co.	1,251,434	146,668,065
Nestle S.A.	8,178,243	912,594,104
PepsiCo, Inc.	2,652,016	382,500,268
		$1,933,792,587
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	1,557,666	$197,621,085
Health Maintenance Organizations – 2.3%
Cigna Corp.	5,690,792	$1,190,172,239
Insurance – 8.0%
AON PLC	5,901,856	$1,209,231,276
Chubb Ltd.	7,509,780	1,110,170,778
Marsh & McLennan Cos., Inc.	8,639,955	990,484,441
Travelers Cos., Inc.	7,152,079	927,267,042
		$4,237,153,537
Machinery & Tools – 4.6%
Eaton Corp. PLC	6,684,174	$809,520,313
Illinois Tool Works, Inc.	4,743,462	1,001,297,394
Trane Technologies PLC	4,099,694	599,539,250
		$2,410,356,957
Major Banks – 7.5%
Goldman Sachs Group, Inc.	3,709,587	$855,356,570
JPMorgan Chase & Co.	18,694,733	2,203,735,126
PNC Financial Services Group, Inc.	4,240,766	585,522,562
State Street Corp.	4,560,562	321,428,410
		$3,966,042,668
Medical & Health Technology & Services – 1.0%
McKesson Corp.	2,880,154	$518,168,506
Medical Equipment – 9.0%
Abbott Laboratories	7,655,499	$828,478,102
Boston Scientific Corp. (a)	12,866,900	426,537,735
Danaher Corp.	4,147,532	931,660,113
Medtronic PLC	13,450,116	1,529,278,189
Thermo Fisher Scientific, Inc.	2,225,675	1,034,894,362
		$4,750,848,501
Other Banks & Diversified Financials – 6.0%
American Express Co.	5,330,165	$632,104,267
Citigroup, Inc.	17,866,055	983,883,649
Moody's Corp.	1,046,860	295,570,453
Truist Financial Corp.	11,108,789	515,669,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	17,092,042	$738,547,135
		$3,165,775,489
Pharmaceuticals – 7.2%
Johnson & Johnson	13,261,125	$1,918,619,565
Merck & Co., Inc.	8,504,741	683,696,129
Pfizer, Inc.	24,340,052	932,467,392
Roche Holding AG	735,084	241,587,734
		$3,776,370,820
Railroad & Shipping – 2.2%
Canadian National Railway Co.	3,205,003	$343,095,571
Union Pacific Corp.	4,027,584	821,949,343
		$1,165,044,914
Real Estate – 0.3%
Public Storage, Inc., REIT	828,428	$185,948,949
Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	6,449,547	$409,159,262
Specialty Stores – 1.3%
Lowe's Cos., Inc.	4,241,067	$660,843,060
Telephone Services – 0.5%
Verizon Communications, Inc.	4,039,343	$244,016,711
Tobacco – 0.5%
Philip Morris International, Inc.	3,164,047	$239,676,560
Utilities - Electric Power – 6.8%
American Electric Power Co., Inc.	5,151,061	$437,273,568
Dominion Energy, Inc.	8,673,667	680,796,123
Duke Energy Corp.	12,974,192	1,202,188,631
Southern Co.	16,057,402	961,035,509
Xcel Energy, Inc.	4,516,977	304,263,571
		$3,585,557,402
Total Common Stocks		$51,830,973,373
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	650,034,619	$650,034,619

Other Assets, Less Liabilities – 0.3%		157,619,135
Net Assets – 100.0%		$52,638,627,127
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $650,034,619 and $51,830,973,373, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$48,610,826,208	$—	$—	$48,610,826,208
Switzerland	—	1,154,181,838	—	1,154,181,838
United Kingdom	241,751,382	743,855,907	—	985,607,289
Netherlands	557,939,715	—	—	557,939,715
Canada	343,095,571	—	—	343,095,571
France	—	179,322,752	—	179,322,752
Mutual Funds	650,034,619	—	—	650,034,619
Total	$50,403,647,495	$2,077,360,497	$—	$52,481,007,992
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,394,733	$1,172,354,384	$1,210,714,498	$—	$—	$650,034,619
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$97,635	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.